Level 3 Financial Instrument Narrative (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Level 3 Financial Instrument Narrative Details
Opening Balance of Financial Instrument		$ 5,609,389	$ 5,072,579	$ 2,217,744	$ 11,504,057
Stock issued		4,017,623	1,383,650	2,887,618
Exercises	$ (2,941,860)		(479,834)
Change in fair value recognized in operations	(1,847,985)	1,795,205	1,951,019	(11,071,250)
Closing Balance of Finacial Instrument	$ 819,544	5,609,389	$ 5,072,579
Converted During Year		$ (5,276,018)		$ (2,102,681)